Other comprehensive income - Exchange differences (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Items that may be reclassified to profit or loss
Loss related to measurement of goodwill	€ (105)	€ 1,627	€ (3,156)
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(19,741)	(12,995)	(11,980)
Brazilian real
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(11,056)	(8,435)	(10,679)
Mexican peso
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(2,230)	(1,908)	(1,497)
Pound sterling
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(3,732)	(2,996)	232
Argentine peso
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(1,684)	(1,309)	(1,135)
Chilean peso
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(866)	(614)	(711)
U.S. dollar
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	555	2,849	2,342
Other currencies
Items that may be reclassified to profit or loss
Reserve of hedge of net investments in foreign operations and exchange differences on translation	(728)	(582)	(532)
Goodwill.
Items that may be reclassified to profit or loss
Loss related to measurement of goodwill	€ 1,704	€ 185	€ 514